Income Taxes (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of statements of operations and comprehensive income
	Six Months Ended June 30,
	2020 (Unaudited)	2019 (Unaudited)

Current	$2,842	$58,038
Deferred	479	1,955

	$3,321	$59,993

Schedule of statutory income tax rates

	Six Months Ended June 30,
	2020 (Unaudited)	2019 (Unaudited)

Income tax expense (benefit) at applicable statutory rate (1)	$9,738	$544,962
Nondeductible expenses	5,090	4,992
(Income) loss not subject to tax (2)	(323,006)	(642,193)
Current year change in valuation allowance	311,499	140,398
Other	-	11,834

Reported income taxes	$3,321	$59,993

(1)	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%.

(2)	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.

Schedule of the group's deferred tax assets (liabilities)
	June 30, 2020 (Unaudited)	December 31, 2019

Deferred tax asset
Accrued employee benefits	$735	$1,195
Net operating loss carryforwards	1,119,949	808,450
Less: Valuation allowance	(1,119,949)	(808,450)
Net deferred tax asset	735	1,195

Deferred tax liability
Fixed assets	(537)	(518)
Deferred tax assets, net	$198	$677